Operations (Details 3) - BRL (R$)		Jun. 30, 2020	Jan. 27, 2020
Number of shares issued / to be issued
Unrestricted shares		4,044,654
Capital reserve (Note 19.b)	[1]
Unrestricted shares		4,044,654
Shares with sale restriction		637,625
Agrifirma Warrants (a)	[2]	513,317
Agrifirma Warrant Dividends (b)	[1]
Estimated consideration at fair value		5,195,596
Brasilagro's share market price
Unrestricted shares
Capital reserve (Note 19.b)	[1]
Unrestricted shares			20.28
Shares with sale restriction			20.28
Agrifirma Warrants (a)	[2]		20.27
Agrifirma Warrant Dividends (b)	[1]
Estimated consideration at fair value
Total consideration transferred
Unrestricted shares		115,587
Capital reserve (Note 19.b)	[1]	(33,566)
Unrestricted shares		82,021
Shares with sale restriction		12,930
Agrifirma Warrants (a)	[2]	10,405
Agrifirma Warrant Dividends (b)	[1]	740
Estimated consideration at fair value		106,096

[1]	Agrifirma Warrants: are measured based on Brasilagro quoted share market price on the B3 as of January 27, 2020, deducting the exercise price of the warrants of R$0.01.
[2]	Unrestricted and restricted shares: to estimate the fair value of the restricted and unrestricted shares, the number of shares based on the Final Exchange Ratio adjusted by Adjustments due to Indemnifications, was calculated considering Brasilagro's quoted market share price on the B3 (Agro3) as of January 27, 2020.